CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	USD ($) shares	CNY (¥) shares	Ordinary shares [Member] CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥)	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Beginning Balance at Dec. 31, 2012		¥ 1,373,811,407	¥ 13,202	¥ 1,524,728,796	¥ 179,041,258	¥ 236,395	¥ (13,875,553)	¥ (325,021,804)	¥ 8,689,113
Beginning Balance (in shares) at Dec. 31, 2012 | shares			88,758,778
Disposition of non-controlling interests		799,637							799,637
Acquisition of non-controlling interests		(4,502,516)		¥ (4,404,391)					¥ (98,125)
Issuance of shares		411,730,717	¥ 2,149	411,728,568
Issuance of shares (in shares) | shares			17,480,000
Share-based compensation charge		¥ 17,992,206		¥ 17,992,206
Appropriation to statutory reserves					¥ 5,887,925			¥ (5,887,925)
Foreign currency exchange translation adjustment		¥ 6,590,629				¥ 6,590,629
Exchange loss on derivative liability-warrants
Unrealized gain (loss) on available-for-sale investment		¥ 6,042,434				¥ 6,042,434
Exercise of share option		¥ 18,657,110	¥ 223	¥ 18,656,887
Exercise of share option (in shares) | shares			1,812,852
Accretion to redemption value of redeemable Non-controlling interests
Net income		¥ 189,491,964						¥ 188,011,825	¥ 1,480,139
Ending Balance at Dec. 31, 2013		2,020,613,588	¥ 15,574	¥ 1,968,702,066	¥ 184,929,183	¥ 12,869,458	¥ (13,875,553)	¥ (142,897,904)	10,870,764
Ending Balance (in shares) at Dec. 31, 2013 | shares			108,051,630
Acquisition of interest by non-controlling shareholders		14,000,000							¥ 14,000,000
Issuance of shares		769,146,293	¥ 1,834	¥ 769,144,459
Issuance of shares (in shares) | shares			15,000,000
Share-based compensation charge		¥ 42,689,995		¥ 42,689,995
Appropriation to statutory reserves					¥ 66,975,887			¥ (66,975,887)
Foreign currency exchange translation adjustment		¥ 4,634,500				¥ 4,634,500
Exchange loss on derivative liability-warrants
Unrealized gain (loss) on available-for-sale investment		¥ (5,629,905)				¥ (5,629,905)
Exercise of share option		13,488,561	¥ 152	¥ 13,488,409
Exercise of share option (in shares) | shares			1,240,400
Accretion to redemption value of redeemable Non-controlling interests		(52,320,700)						¥ (52,320,700)
Net income		726,196,922						725,345,755	¥ 851,167
Ending Balance at Dec. 31, 2014		3,532,819,254	¥ 17,560	¥ 2,794,024,929	¥ 251,905,070	¥ 11,874,053	¥ (13,875,553)	¥ 463,151,264	¥ 25,721,931
Ending Balance (in shares) at Dec. 31, 2014 | shares			124,292,030
Share-based compensation charge		¥ 112,714,385		¥ 112,714,385
Appropriation to statutory reserves					¥ 99,858,201			¥ (99,858,201)
Foreign currency exchange translation adjustment	$ 782,811	¥ 5,070,890				¥ 5,070,890
Exchange loss on derivative liability-warrants	(609,833)	(3,950,373)				(3,950,373)
Unrealized gain (loss) on available-for-sale investment	$ (63,684)	(412,529)				¥ (412,529)
Exercise of share option		¥ 17,597,016	¥ 151	¥ 17,596,865
Exercise of share option (in shares) | shares	1,181,900	1,181,900	1,181,900
Accretion to redemption value of redeemable Non-controlling interests	$ (26,604,780)	¥ (172,340,442)						¥ (172,340,442)
Net income	132,807,294	860,299,088						856,091,976	¥ 4,207,112
Ending Balance at Dec. 31, 2015	$ 671,801,737	¥ 4,351,797,289	¥ 17,711	¥ 2,924,336,179	¥ 351,763,271	¥ 12,582,041	¥ (13,875,553)	¥ 1,047,044,597	¥ 29,929,043
Ending Balance (in shares) at Dec. 31, 2015 | shares			125,473,930